NOTE 11: SUBSEQUENT EVENT (Details) - SDA Mill, Audited	11 Months Ended
Nov. 30, 2017
Subsequent Event, Date	Nov. 30, 2017
Subsequent Event, Description	Magellan purchased from Rose the SDA Mill and its associated assets, licenses and agreements